LVIP Blended Mid Cap Managed Volatility Fund Supplement Dated October 24, 2018 to the Prospectus Dated May 1, 2018

This Supplement updates certain information in the Prospectus for the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective October 31, 2018.

I.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust on September 13-14, 2018, the Board approved the termination of Ivy Investment Management Company as one of the sub-advisers to the Fund, and the appointment of Massachusetts Financial Services Company as a new subadviser to the Fund.

II.	All references to, and information regarding, Ivy Investment Management Company in the Prospectus are deleted in their entirety.

III.	The following information replaces paragraphs 2, 3 and 5 under Principal Investment Strategies on page 2:

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected Massachusetts Financial Services Company (“MFS”) and T. Rowe Price Associates (“T. Rowe Price”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to such sub-adviser. The adviser may change the allocation at any time, in its sole discretion, and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

MFS focuses on investing its portion of the Fund’s assets in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). MFS normally invests its portion of the Fund’s assets across different industries and sectors, but MFS may invest a significant percentage of its portion of the Fund’s assets in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to MFS and approximately 50% of the portion of the Fund’s assets not subject to the overlay to T. Rowe Price. Such allocations are subject to change at the discretion of the adviser.

IV.	The following information is added under the Principal Risks section beginning on page 3:

●

Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.

V.	The following is added alphabetically to the information under Investment Adviser and Sub-Advisers on page 4:

Investment Sub-Adviser: Massachusetts Financial Services Company (“MFS”)

VI.	The following is added alphabetically to the table under Portfolio Managers beginning on page 4:

MFS Portfolio Managers	Company Title	Experience with Fund
Eric Fischman, CFA	Investment Officer and Portfolio Manager	Since October 2018
Paul Gordon	Investment Officer and Portfolio Manager	Since October 2018

VII.	The following information replaces paragraphs 3, 4, and 6 under Investment Objective and Principal Investment Strategies on page 6:

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected Massachusetts Financial Services Company (“MFS”) and T. Rowe Price Associates (“T. Rowe Price”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to such sub-adviser. The adviser may change the allocation at any time, in its sole discretion, and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

MFS focuses on investing its portion of the Fund’s assets in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. MFS normally invests its portion of the Fund’s assets across different industries and sectors, but MFS may invest a significant percentage of its portion of the Fund’s assets in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

The adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to MFS and approximately 50% of the portion of the Fund’s assets not subject to the overlay to T. Rowe Price. Such allocations are subject to change at the discretion of the adviser.

VIII.	The following information is added under Principal Risks beginning on page 7:

Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.

IX.	The following information is added alphabetically under the Sub-Adviser portion of Management and Organization on page10:

Sub-Adviser	Massachusetts Financial Services Company (“MFS”), 111 Huntington Avenue, Boston, Massachusetts, 02199, commonly known as MFS Investment Management, acts as the investment adviser to investment companies, separate accounts and other clients. MFS is a majority owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial, Inc. (a diversified financial services organization). As of August 31, 2018, net assets under management of the MFS organization were approximately $485 billion.

MFS Portfolio Managers

Eric Fischman and Paul Gordon are responsible for the day-to-day management of the portion of the Fund’s assets allocated to MFS.

Eric Fischman, CFA, is an Investment Officer and Portfolio Manager at MFS. Mr. Fischman has been employed in the investment area of MFS since 2000. He holds a B.A. from Cornell University, earned an M.B.A. from Columbia Business School, and a J.D. from Boston University School of Law. He is a Chartered Financial Analyst® (CFA) Charterholder.

Paul Gordon, is an Investment Officer and Portfolio Manager at MFS. Mr. Gordon has been employed in the investment area of MFS since 2004. He holds a B.S. from Babson College.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS AND OTHER IMPORTANT RECORDS

LVIP Blended Mid Cap Managed Volatility Fund Supplement Dated October 24, 2018 to the Statement of Additional Information Dated May 1, 2018

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the SAI for the Fund are effective October 31, 2018.

I.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust on September 13-14, 2018, the Board approved the termination of Ivy Investment Management Company as one of the sub-advisers to the Fund, and the appointment of Massachusetts Financial Services Company as a new subadviser to the Fund.

II.	All references to, and information regarding, Ivy Investment Management Company in the SAI are deleted in their entirety.

III.	The following replaces the relevant Fund information on page 68 in the Sub-Advisers sub-section, under the Investment Adviser and Sub-Advisers section:

Fund	Sub-Adviser
LVIP Blended Mid Cap Managed Volatility Fund	Massachusetts Financial Services Company 111 Huntington Avenue Boston, Massachusetts, 02199
LVIP Blended Mid Cap Managed Volatility Fund	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, Maryland 21202
LVIP Blended Mid Cap Managed Volatility Fund	SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210

IV.	The following information is added alphabetically to the chart on page 82 in the Other Accounts Managed sub-section, under the Portfolio Managers section:

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of other Accounts Paying Performance Fees
Massachusetts Financial Services Company (as of September 30, 2018)

Eric Fischman, CFA

Registered Investment Companies	7	$29,482	0	$0

Other Pooled Investment Vehicles	1	$104	0	$0

Other Accounts	15	$3,267	0	$0

Paul Gordon

Registered Investment Companies	7	$29,482	0	$0

Other Pooled Investment Vehicles	1	$104	0	$0

Other Accounts	15	$3,267	0	$0

V.	The following information is added to the chart under Massachusetts Financial Services Company on page 182 under Appendix C - Compensation Structures and Methodologies of Portfolio Managers section:

It is anticipated that the following benchmarks will be used to measure Messrs. Fischman’s and Gordon’s performance for the LVIP Blended Mid Cap Managed Volatility Fund.

Fund / Portfolio Manager	Benchmark(s) (as of September 30, 2018)
Eric Fischman	Russell Midcap® Growth Index
Paul Gordon	Russell Midcap® Growth Index

PLEASE KEEP THIS SUPPLEMENT WITH YOUR SAI AND OTHER IMPORTANT RECORDS